BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2020
BUSINESS ACQUISITIONS
Schedule of pro forma information

	Years ended December 31,
	2018	2019
Pro forma net revenue	181,964	189,907
Pro forma net loss attributable to RYB Education, Inc.	(2,279)	(2,791)
Pro forma net loss per ordinary share-basic	(0.08)	(0.10)
Pro forma net loss per ordinary share-diluted	(0.08)	(0.10)

BJ Hengda
BUSINESS ACQUISITIONS
Schedule of purchase price allocation at date of acquisition

		Depreciation or
		amortization period
Cash and cash equivalents	310
Other current assets	50
Property, plant and equipment, net	535	5 - 10 years
Intangible asset:
Student base	104	4 years
Other current liabilities	(361)
Deferred tax liabilities	(26)
Goodwill	333
Total	945

Shandong Buladun
BUSINESS ACQUISITIONS
Schedule of purchase price allocation at date of acquisition

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the date of acquisition:

		Depreciation or
		amortization period
Cash and cash equivalents	134
Other current assets	21
Property, plant and equipment, net	1,819	5 - 8 years
Intangible asset:
Student base	942	4 years
Other current liabilities	(3,927)
Deferred tax liabilities	(236)
Non-controlling interest	(915)
Goodwill	6,737
Total	4,575

Shanghai Peidi and Shanghai Jingdepu
BUSINESS ACQUISITIONS
Schedule of purchase price allocation at date of acquisition

		Depreciation or
		amortization period
Other current assets	1,477
Property, plant and equipment, net	32	4 - 8 years
Deferred tax assets	123
Intangible assets:
Student base	865	4 years
Trademark	305	5 years
Other current liabilities	(1,144)
Deferred tax liabilities	(302)
Non-controlling interest	(1,431)
Goodwill	4,272
Total	4,197

Digital Knowledge World Co., Ltd. Islands
BUSINESS ACQUISITIONS
Schedule of purchase price allocation at date of acquisition

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the date of acquisition:

		Depreciation or
		amortization period
Cash and cash equivalents	4,773
Other current assets	4,013
Property, plant and equipment, net	1,322	5 years
Intangible assets:
Student base	1,721	4 years
Trademark	1,062	5 years
Other current liabilities	(7,235)
Deferred tax liabilities	(696)
Non-controlling interest	(1,523)
Goodwill	13,693
Total	17,130

Shenzhen Ranlo
BUSINESS ACQUISITIONS
Schedule of purchase price allocation at date of acquisition

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the acquisition date:

		Depreciation or
		amortization period
Cash and cash equivalents	576
Other current assets	789
Property, plant and equipment, net	4,462	5-10 years
Operating lease right-of-use assets	2,612
Intangible assets:
Student base	145	4 years
Other current liabilities	(477)
Deferred tax liabilities	(36)
Deferred revenue	(245)
Operating lease liabilities	(2,612)
Goodwill	771
Total	5,985

Global Eduhub Holding Limited
BUSINESS ACQUISITIONS
Schedule of purchase price allocation at date of acquisition

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the acquisition date:

		Depreciation or
		amortization period
Cash and cash equivalents	663
Other current assets	2,224
Property, plant and equipment, net	2,920	5-10 years
Operating lease right-of-use assets	5,924
Intangible assets:
Student base	3,650	5.67 years
Trademark	7,766	Indefinite
Initial franchise	1,626	3.75 years
Other current liabilities	(6,266)
Deferred tax liabilities	(2,217)
Operating lease liabilities	(6,062)
Non-controlling interest	(6,895)
Goodwill	18,081
Total	21,414

Shanghai Geleli
BUSINESS ACQUISITIONS
Schedule of purchase price allocation at date of acquisition

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the acquisition date:

		Depreciation or
		amortization period
Cash and cash equivalents	1,190
Other current assets	611
Operating lease right-of-use assets	64
Intangible assets:
Brand	1,129	5 years
Non-compete agreement	347	5 years
Customer relationship	87	9.5 years
Other current liabilities	(177)
Deferred tax liabilities	(391)
Operating lease liabilities	(64)
Non-controlling interest	(4,050)
Goodwill	6,564
Total	5,310

Beijing Xingqiba
BUSINESS ACQUISITIONS
Schedule of purchase price allocation at date of acquisition

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the acquisition date:

		Depreciation or
		amortization period
Cash and cash equivalents	2
Other current assets	20
Intangible assets:
Software and courses	208	5 years
Non-compete agreement	297	6 years
Exclusive agent agreement	30	0.67 year
Other current liabilities	(26)
Deferred tax liabilities	(134)
Non-controlling interest	(1,130)
Goodwill	2,030
Total	1,297

Mulberry Alexandra
BUSINESS ACQUISITIONS
Schedule of purchase price allocation at date of acquisition

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the acquisition date:

		Depreciation or
		amortization period
Cash and cash equivalents	283
Other current assets	67
Property and equipment, net	91	5-10 years
Operating lease right-of-use assets	557
Intangible assets:
Student base	190	5.17 years
Other current liabilities	(431)
Deferred tax liabilities	(47)
Operating lease liabilities	(557)
Goodwill	894
Total	1,047